ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				$ 17,308	$ 18,532
Other comprehensive income (loss)		$ 652	$ (126)	838	(385)
Ending balance		15,321	18,204	15,321	18,204
Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				1,752	1,909
Other comprehensive income (loss)				172	(41)
Ending balance		2,291	1,868	2,291	1,868
Foreign currency translation | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				(337)	(189)
Other comprehensive income (loss)				138	(74)
Ending balance		(199)	(263)	(199)	(263)
FVOCI | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				21	5
Other comprehensive income (loss)				93	4
Ending balance		114	9	114	9
Other | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				92	54
Other comprehensive income (loss)				(59)	29
Ending balance		33	83	33	83
Accumulated other comprehensive income (loss) | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[1]			(224)	(130)
Other comprehensive income (loss)	[1]			172	(41)
Ending balance	[1]	$ (52)	$ (171)	$ (52)	$ (171)

[1]	See Note 20 for additional information.